Loss per share - Schedule of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Weighted average number of ordinary shares used in basic and diluted loss per share (Ordinary shares)	397,590	149,214	80,257
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	397,590	149,214	80,257